Net Loss per Share - Schedule of Diluted Net Loss Per Share Attributable to Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	5,868,336		25,179,352	24,921,837
Stock options [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	2,060,934	2,071,374	2,214,769	1,967,734
Series A Preferred Stock (as converted to common stock) [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	3,588,406	3,913,043	3,588,406	3,913,043
Publicly traded warrants [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	14,166,666	14,166,666	14,166,666	14,166,666
Shortfall Warrants [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders	3,104,511	3,743,394	3,209,511	3,874,394
Contingent Sponsor Shares [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders				1,000,000
2024 Term Loan Warrants [Member]
Schedule of Schedule of Diluted Net Loss per Share Attributable to Stockholders [Line Items]
Total diluted net loss per share attributable to stockholders			2,000,000